Average Annual Total Returns - Great-West Large Cap Value Fund	Institutional OneYear	Institutional FiveYears	Institutional TenYears	Institutional SinceInception	Institutional InceptionDate	Institutional Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor OneYear	Investor FiveYears	Investor TenYears	Investor SinceInception	Investor Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) TenYears	Investor Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor II OneYear	Investor II FiveYears	Investor II TenYears	Investor II SinceInception	Investor II InceptionDate	Investor II Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor II Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor II Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) TenYears	Investor II Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	4.05%	10.75%		7.98%	May 01, 2015	2.80%	9.74%		7.75%	3.71%	10.38%	9.48%		2.80%	9.74%	10.50%		3.89%			8.99%	Oct. 25, 2019	2.80%			7.96%